Business Combinations and Divestitures - Emarsys Acquisitions (Details) - Emarsys eMarketing Systems AG - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Nov. 04, 2020
Disclosure of detailed information about business combination [line items]
Ownership interest acquired (as a percent)		100.00%
Goodwill
Disclosure of detailed information about business combination [line items]
Measurement adjustment	€ (6)
Measurement adjustment, tax items	(16)
Non-current provisions.
Disclosure of detailed information about business combination [line items]
Measurement adjustment	€ (6)